OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES
Employees	$ 4,451	$ 2,685
Institutions	743	412
Interest payable	6	10
Deferred revenues and advances from customers	732	308
Miscellaneous	41	40
Other payables	$ 5,973	$ 3,455